CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (2,868,157)	$ (16,186,085)	$ (14,225,913)
Net profit/(loss) from discontinued operations	18,570,629	(13,650,763)	(13,594,292)
Net loss from continuing operations	(21,438,786)	(2,535,322)	(631,621)
Adjustments to reconcile net loss to net cash provided by operating activities:
(Gain)/Loss of investment	(84,634)	387,910	(165,713)
Allowance for expected credit losses	19,520,843
Imputed interest expense	736,941	1,250,000
Stock-base compensations for consulting service		10,133	140,467
Change in operating assets and liabilities
Accounts receivable	(180,000)
Other receivables	(323,235)
Prepayments	(10,367)	20,000	(20,000)
Other payables and accrued liabilities	61,846
Taxes payable	583
Due from discontinued operations	(3,618,253)	(2,542,000)	(10,999,973)
Net cash used in operating activities from continuing operations	(5,335,062)	(3,409,279)	(11,676,840)
Net cash provided by (used in) operating activities from discontinued operations	2,615,101	(1,814,592)	4,137,605
Net cash used in operating activities	(2,719,961)	(5,223,871)	(7,539,235)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash deposit in escrow account	(47,387,762)	(4,800,000)
Purchase of short-term investment			(15,000,000)
Proceeds for sale of short-term investment			8,073,774
Net cash used in investing activities from continuing operations	(47,387,762)	(4,800,000)	(6,926,226)
Net cash provided by (used in) investing activities from discontinued operations	14,054	(470,805)	(3,437,026)
Net cash used in investing activities	(47,373,708)	(5,270,805)	(10,363,252)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock under F3	49,522,314
Net proceeds from issuance of common stock in initial public offering			22,846,983
Payments of offering costs			(1,020,001)
Net proceeds from issuance of convertible bonds	2,947,762	5,000,000
Net proceeds from issuance of PIPEs		291,856
Refunds from escrow	96,932	503,068
Proceed from IPO placed in escrow			(600,000)
Net cash provided by financing activities from continuing operations	52,567,008	5,794,924	21,226,982
Net cash (used in) provided by financing activities from discontinued operations	(2,997,269)	(255,827)	1,109,945
Net cash provided by financing activities	49,569,739	5,539,097	22,336,927
EFFECT OF EXCHANGE RATE CHANGES	(28,715)	(299,017)	176,449
NET CHANGE IN CASH	(552,645)	(5,254,596)	4,610,889
CASH, beginning of period	1,038,819	6,293,415	1,682,526
CASH, end of period	486,174	1,038,819	6,293,415
CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS	433,515	829,258	3,669,499
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	$ 52,659	$ 209,561	$ 2,623,916